Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of outstanding balances of loans
As of December 31, 2020	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Hangzhou United Bank	$765,967	September 7, 2021	5.50%	N/A
As of December 31, 2019	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Haitong International Credit Company Limited	$4,871,795	January 10, 2020	8.6641%	See below
Total short-term loan	4,871,795
Less: unamortized debt issuance costs	7,098
Loan due within one year, less unamortized debt issuance costs	$4,864,697

Schedule of future loan obligations
2021	$765,967
2022 and thereafter	-
Total	$765,967